Issued Share Capital	12 Months Ended
Dec. 31, 2023
Issued Share Capital
Issued Share Capital

Note 22

Issued Share Capital

	No. of
EUR’000	shares	2023	2022	2021
Ordinary shares
Beginning and end of financial year 2021	138,574	26,575	18,641	18,641
Issued on May 2022 for capital increase	26,176	—	3,518	—
Issued on October 2022 for capital increase	32,850	—	4,416	—
Issued on December 2023 for capital increase	113,809	15,263
End of financial year 2023	311,409	41,838	26,575	18,641

As of 1 January 2023, the Group’s issued and paid in share capital amounted to DKK 197,600 thousand, equal to EUR 26,575 thousand, consisting of 197,600,000 shares of DKK 1.

In June 2023, Cadeler and Eneti entered into a Business Combination Agreement, executed through a stock-for-stock exchange offer made to all stockholders of Eneti. In December 2023, the share exchange offer was successfully completed and, consequently, the registration of the share capital increase.

In December 2023, the authorised share capital was increased by DKK 113,809 thousand, equal to EUR 15,263 thousand, consisting of 113,809,868 shares of DKK 1.

At the end of 2023, the Group had share capital amounting to DKK 311,409 thousand, equal to EUR 41,838 thousand, consisting of 311,409,868 shares of DKK 1.

All shares have equal rights.